Share Capital & Share Premium (Details) - Schedule of escrow period represents the period commencing - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Escrow Period Represents The Period Commencing Abstract
As at January 01	$ 101,777,058	$ 101,775,834
Conversion of 100 warrants in ordinary shares at 1 for 1		1,224
As at December 31	$ 101,777,058	$ 101,777,058